Warrants (Details Narrative) - USD ($)	Jun. 18, 2018	Dec. 31, 2018	Jun. 04, 2018	May 30, 2018	Dec. 31, 2017
Warrant exercise price per share				$ 6.00
Series A Preferred Stock [Member]
Convertible note fixed price per share		$ 10.00
Warrant to purchase shares of common stock			100,570
Warrant exercise price per share			$ 4.30
Placement Agent [Member]
Purchase of common stock warrants		15,339
Convertible note fixed price per share		$ 4.62
Investors [Member]
Convertible note fixed price per share		$ 4.20
Purchasers [Member]
Warrant term			5 years
Warrant to purchase shares of common stock			1,725,000
Warrant exercise price per share			$ 6.00
Underwriter [Member]
Warrant term			5 years
Warrant to purchase shares of common stock			75,000
Warrant exercise price per share			$ 6.25
Consultants [Member]
Warrant term	5 years
Warrant to purchase shares of common stock	100,000
Warrant exercise price per share	$ 4.99
Grant date value warrant	$ 179,000
Stock price	$ 4.93
Expected volatility	42.60%
Annual rate of quarterly dividends	0.00%
Consultants [Member] | Minimum [Member]
Risk free interest rate	2.67%
Expected term	3 years
Consultants [Member] | Maximum [Member]
Risk free interest rate	2.80%
Expected term	5 years
Common Stock One [Member] | Placement Agent [Member]
Warrant term		5 years			5 years
Purchase of common stock warrants		1,441,298			1,441,298
Common Stock Two [Member] | Placement Agent [Member]
Warrant term		5 years			5 years
Purchase of common stock warrants		138,392			138,392
Common Stock [Member]
Warrant to purchase shares of common stock			116,912
Warrant exercise price per share			$ 4.30